LEASES - Schedule of Weighted-Average Remaining Lease Term and Weighted-Average Discount for Operating and Finance Leases (Details)	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Operating
Weighted average remaining lease term (years)	5 years 2 months 15 days	5 years 7 months 6 days	5 years 7 months 13 days	6 years
Weighted average discount rate	17.80%	17.60%	17.60%	17.40%
Finance
Weighted average remaining lease term (years)	3 years 7 months 13 days	3 years 9 months 18 days	4 years 3 days	3 years 3 months 18 days
Weighted average discount rate	8.00%	7.90%	7.90%	6.70%